Operating Leases (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss) - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss) [Abstract]
Operating lease cost	¥ 3,922,677	¥ 2,746,934
Short-term lease cost	177,103	249,725
Total lease cost	¥ 4,099,780	¥ 2,996,659